Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
Note M - Related Party Transactions
Certain directors, executive officers and companies with which they are affiliated were loan customers during 2024. A summary of activity on these borrower relationships with aggregate debt greater than $120 is as follows:
Total loans at January 1, 2024	$16,486
New loans	884
Repayments	(1,239)
Other changes	—
Total loans at December 31, 2024	$16,131

Other changes include adjustments for loans applicable to one reporting period that are excludable from the other reporting period, such as changes in persons classified as directors, executive officers and companies’ affiliates.
Deposits from principal officers, directors, and their affiliates at year-end 2024 and 2023 were $22,847 and $20,123, respectively.  In addition, the Company had promissory notes outstanding with directors and their affiliates totaling $2,501 at year-end 2024 and $2,394 at year-end 2023. The interest rates ranged from 3.15% to 5.25%, with terms ranging from 8 to 24 months.